CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Cash flows from operating activities
Net (loss) income	$ (1,037)		$ 8,237	[1]	$ 5,297	[1]
Depreciation and amortization	530		225	[1]	129	[1]
Loss on disposal of office equipment	3
Bad debt provision	402
Subsidiary income recognized from deferred government grant					(50)	[1]
Share-based compensation expense	316		302	[1]
Changes in operating assets and liabilities
Accounts receivable	(3,004)		(4,170)	[1]	(1,851)	[1]
Unbilled revenue	818		(778)	[1]	(177)	[1]
Other receivables and prepayments	(278)		257	[1]	(234)	[1]
Inventories	161		(249)	[1]	150	[1]
Taxes payable	(1,934)		2,756	[1]	601	[1]
Accounts payable	351		(848)	[1]	1,092	[1]
Advance from customers	(12)		(1,037)	[1]	(1,424)	[1]
Other payables and accruals	(13)		(394)	[1]	467	[1]
Net investment in sales-type leases	(1,407)
Net cash (used in) provided by operating activities	(5,104)		4,301	[1]	4,000	[1]
Cash flows from investing activities
Payment to purchase property and equipment	(75)		(308)	[1]	(24)	[1]
Proceeds from disposal of office equipment					(12,186)	[1]
Net cash used in investing activities	(75)		(308)	[1]	(12,210)	[1]
Cash flows from financing activities
Proceeds in short-term bank loan					3,432	[1]
Repayment of short-term bank loan			(3,446)	[1]	(3,681)	[1]
Receipt in loan from non-related companies	3,000
Payment in loan to non-related companies	(4,208)
Proceeds from issuance of shares			14,504	[1]	10	[1]
Dividend paid to shareholders			(422)	[1]	(2,751)	[1]
Net cash (used in) provided by financing activities	(1,190)		10,318	[1]	8,545	[1]
Effect of exchange rate changes on cash and cash equivalents	209		254	[1]
Net (decrease) increase in cash and cash equivalents	(6,160)		14,565	[1]	335	[1]
Cash and cash equivalents at beginning of year	14,909	[1]	344	[1]	9	[1]
Cash and cash equivalents at end of year	8,749		14,909	[1]	344	[1]
Supplemental disclosure of cash flow information
Interest paid			218	[1]	340	[1]
Income taxes paid	1,608		92	[1]	215	[1]
Related-party companies
Cash flows from financing activities
Proceeds from repayments of related party debt	5		(118)	[1]	11,335	[1]
Related companies
Cash flows from financing activities
Proceeds from repayments of related party debt	2
Shareholders
Cash flows from financing activities
Proceeds from repayments of related party debt			(200)	[1]	200	[1]
Proceeds from related party Debt	$ 11

[1]	Note: In March 2010, the Company changed its fiscal year-end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Xi'an Kingtone Information Technology Co., Ltd. ("Kingtone Information"). There were no operations in the Company other than in its VIE, Kingtone Information from October 1, 2009 to November 30, 2009. Accordingly, the Company is presenting its consolidated statements of operations and comprehensive income (loss) for the year ended September 30, 2011, consolidated and combined statements of income and comprehensive income for the years ended September 30, 2010 and 2009.